DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Asset Derivatives - Fair Value	$ 28,070	$ 33,123
Liability Derivatives - Fair Value	172	1,313
Gain on derivatives	11,371	39,968	$ 30,465
Interest rate swaps
Derivative [Line Items]
Asset Derivatives - Fair Value	27,930	32,858
Liability Derivatives - Fair Value	0	0
Interest income (expense)	15,710	(466)	(8,349)
Unrealized fair value gain (loss)	(4,929)	40,614	19,802
Foreign currency swaps
Derivative [Line Items]
Asset Derivatives - Fair Value	0	0
Liability Derivatives - Fair Value	2	10
Unrealized fair value gain (loss)	0	113	(257)
Realized gain (loss)	124	(194)	60
Bunker derivatives
Derivative [Line Items]
Asset Derivatives - Fair Value	140	265
Liability Derivatives - Fair Value	170	1,303
Unrealized fair value gain (loss)	893	(1,038)	(170)
Realized gain (loss)	710	1,518	410
Forward freight agreements
Derivative [Line Items]
Asset Derivatives - Fair Value	0	0
Liability Derivatives - Fair Value	0	0
Realized gain (loss)	(1,137)	(579)	18,969
Options	$ 0	$ 0	$ 0